INVESTMENTS - Investments Breakdown (Details) - BRL (R$)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	R$ 264,312,000	R$ 453,371,000
Goodwill	29,384,000	225,486,000
Other investments evaluated at fair value through other comprehensive income	901,181,000	1,138,066,000
Investments accounted for using equity method	1,194,877,000	1,816,923,000
Total Investments, including Goodwill and Financial Instruments	1,194,877,000	1,816,923,000
Lenzing Aktiengesellschaft (Indirect) | Foreign market
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 865,986	R$ 1,099,870